Accounting Policies	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Accounting Policies
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2014.

Significant accounting policies
The accounting policies adopted in the preparation of the condensed consolidated interim financial statements are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2014.

Use of estimates
The preparation of financial statements in accordance with the United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

During the period of the six months ended 30 June 2015, we revised our assessment of the existing provision for the Golar Grand Option amounting to $7.2 million, issued in connection with the disposal of the Golar Grand to Golar Partners in November 2012, where in the event that the charterer did not renew or extend its charter beyond February 2015, Golar Partners had the option to require us to charter the vessel through October 2017.  Golar Partners exercised this option in February 2015. The fair value of the Golar Grand Option was determined by discounting the difference between the guaranteed charter rate per the option agreement less the estimated market rates expected to be earned from the vessel during the duration of the lease term and taking into consideration expected utilization. The assessment was revisited by adjusting the initial period of commencement of employment of the Golar Grand and consequently resulted to an incremental liability of $8.8 million, which was recorded in quarter ended March 31, 2015. The provision is presented in our condensed consolidated balance sheet under "Other current liabilities" and "Other long-term liabilities" and is being released to the statement of operations over the term of the charter.